Insurance business	6 Months Ended
Jun. 30, 2024
Insurance business [Abstract]
Insurance business	Note 5: Insurance business

	Half-year to 30 Jun 2024 £m	Half-year to 30 Jun 2023 £m	Half-year to 31 Dec 2023 £m

Life
Amounts relating to the changes in liabilities for remaining coverage:
Contractual service margin recognised for services provided	216	160	169
Change in risk adjustments for non-financial risk for risk expired	27	30	54
Expected incurred claims and other insurance services expenses	977	955	952
Charges to funds in respect of policyholder tax and other	68	20	67
	1,288	1,165	1,242
Recovery of insurance acquisition cash flows	56	40	47
Total life	1,344	1,205	1,289

Non-life
Total non-life	306	245	269
Total insurance revenue	1,650	1,450	1,558

Life
Incurred claims and other directly attributable expenses	(961)	(966)	(931)
Changes that relate to past service: adjustment to liabilities for incurred claims	3	(1)	1
Changes that relate to future service: losses and reversal of losses on onerous contracts	(46)	(26)	84
Amortisation of insurance acquisition cash flows	(56)	(40)	(48)
Net impairment loss on insurance acquisition assets	(8)	–	(7)
Total life	(1,068)	(1,033)	(901)

Non-life
Total non-life	(271)	(205)	(275)
Total insurance service expense	(1,339)	(1,238)	(1,176)

Net (expense) income from reinsurance contracts held	(23)	11	(9)

Insurance service result	288	223	373
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 5: Insurance business (continued)

	Half-year to 30 June 2024
	Life £m	Non-life £m	Total £m

Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	6,482	20	6,502

Net finance expense from insurance and participating investment contracts	(6,555)	(3)	(6,558)
Net finance income from reinsurance contracts held	81	–	81
Net finance expense from insurance, participating investment and reinsurance contracts	(6,474)	(3)	(6,477)

	Half-year to 30 June 2023
	Life £m	Non-life £m	Total £m

Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	3,542	28	3,570

Net finance expense from insurance and participating investment contracts	(3,732)	(39)	(3,771)
Net finance income from reinsurance contracts held	2	–	2
Net finance expense from insurance, participating investment and reinsurance contracts	(3,730)	(39)	(3,769)

	Half-year to 31 December 2023
	Life £m	Non-life £m	Total £m

Net investment return on assets held to back insurance and participating investment contracts (memorandum item)[1]	8,214	7	8,221

Net finance (expense) income from insurance and participating investment contracts	(7,997)	33	(7,964)
Net finance income from reinsurance contracts held	49	–	49
Net finance (expense) income from insurance, participating investment and reinsurance contracts	(7,948)	33	(7,915)
[1]Net investment return on assets held to back insurance contracts and participating investment contracts is reported within net trading income on the face of the Group’s income statement; includes income of £6,951 million (half-year to 30 June 2023: £3,781 million;
half-year to 31 December 2023: £6,419 million) in respect of unit-linked and with-profit contracts measured applying the variable fee approach. The assets generating the investment return held to back insurance contracts and participating investment contracts are carried at fair value on the Group’s balance sheet.
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (UNAUDITED) (continued)
Note 5: Insurance business (continued)

At 30 June 2024	Present value of future cash flows £m	Risk adjustment[1] £m	Contractual service margin[2] £m	Other £m	Total £m

Insurance contract assets	2	1	(2)	–	1
Liabilities arising from insurance contracts and participating investment contracts[3,4]	(119,421)	(1,139)	(4,467)	–	(125,027)
Insurance acquisition assets	–	–	–	20	20
Net liabilities	(119,419)	(1,138)	(4,469)	20	(125,006)

At 31 December 2023
Insurance contract assets	–	1	–	–	1
Liabilities arising from insurance contracts and participating investment contracts[3,4]	(114,555)	(1,178)	(4,415)	–	(120,148)
Insurance acquisition assets	–	–	–	24	24
Net liabilities	(114,555)	(1,177)	(4,415)	24	(120,123)
[1]The movement in the risk adjustment during the half-year to 30 June 2024 included £34 million, net of reinsurance, arising on the initial recognition of contracts issued in the period (half-year to 30 June 2023: £42 million; half-year to 31 December 2023:
£44 million).
[2]The movement in the contractual service margin during the half-year to 30 June 2024 included £27 million, net of reinsurance, arising on the initial recognition of contracts issued in the period (half-year to 30 June 2023: £56 million; half-year to 31 December 2023:
£31 million).
[3]Liabilities arising from insurance and participating investment contracts substantially all relates to liability for remaining coverage.
[4]Excluding insurance acquisition assets.
On 13 March 2024, the Group entered into a business transfer agreement with Rothesay Life plc for the sale of the
Group’s bulk annuity business and to pursue the transfer of associated business assets and assumed liabilities under
Part VII of the Financial Services and Markets Act 2000. A reinsurance agreement between the Group and Rothesay Life plc was signed on 30 April 2024 to materially de-risk the Group’s bulk annuity portfolio. The Part VII process is subject to approval by the High Court, through a process in which regulators and policyholders are given the opportunity to object.
The Group currently expects the Part VII to take place in the second half of 2025.
Upon entering into the reinsurance agreement, the Group derecognised £5.3 billion of financial assets which represents the reinsurance premium paid and at 30 April 2024 recognised a reinsurance contract asset of £5.3 billion, of which
£0.3 billion contractual service margin was recognised. The reinsurance contract asset is presented on the Group’s balance sheet within other assets.